UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-22049
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 34.8%

		Principal
Security		Amount	Value

Australia — 0.1%

Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$166,000
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	163,676

Total Australia			$329,676

Bosnia and Herzegovina — 0.1%

Republika of Srpska, 1.50%, 6/30/23	BAM	383,331	$127,578
Republika of Srpska, 1.50%, 10/30/23	BAM	268,530	83,700

Total Bosnia and Herzegovina			$211,278

Brazil — 2.5%

Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,118,728	$6,225,940

Total Brazil			$6,225,940

Canada — 2.8%

Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$138,572
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,075,867
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	739,440
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	3,439,000	3,493,378
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	537,125

Total Canada			$6,984,382

Chile — 2.5%

Government of Chile, 2.10%, 9/1/15(1)	CLP	1,219,925,340	$2,495,709
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	84,030
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,515,104

Total Chile			$6,094,843

Colombia — 3.7%

Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,716,984
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,348,996

Total Colombia			$9,065,980

Costa Rica — 0.5%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	470,352,650	$755,173
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	260,738,969	493,271

Total Costa Rica			$1,248,444

Denmark — 1.0%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,096
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	209,459
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,080,422
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	218,558

Total Denmark			$2,551,535

Dominican Republic — 3.1%

Dominican Republic, 11.70%, 6/6/14(3)	DOP	215,000,000	$5,483,946
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	25,000,000	638,926
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(4)	DOP	58,300,000	1,495,818

Total Dominican Republic			$7,618,690

Georgia — 0.4%

Georgia Treasury Bond, 8.90%, 1/12/14	GEL	810,000	$503,556
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	249,210
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	333,938

Total Georgia			$1,086,704

Mexico — 3.7%

Mexican Bonos, 7.50%, 6/21/12	MXN	37,780,000	$2,918,929
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	3,419,929
Mexican Bonos, 9.00%, 12/20/12	MXN	36,540,000	2,884,548

Total Mexico			$9,223,406

Peru — 3.3%

Republic of Peru, 9.91%, 5/5/15	PEN	15,589,000	$6,874,132
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174,000	1,399,608

Total Peru			$8,273,740

Philippines — 1.1%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,593,934

Total Philippines			$2,593,934

Serbia — 3.6%

Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,341,119
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	310,500,000	3,367,328
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350,000	842,075
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,372,575

Total Serbia			$8,923,097

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Sweden — 0.4%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$916,641
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	65,246

Total Sweden			$981,887

Turkey — 3.4%

Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$835,801
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,456,999

Total Turkey			$8,292,800

United Kingdom — 0.6%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$443,927
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	566,282
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	477,735

Total United Kingdom			$1,487,944

Uruguay — 1.1%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,110,047
Monetary Regulation Bill, 0.00%, 2/27/14	UYU	3,467,385	170,271
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,743,795	385,165

Total Uruguay			$2,665,483

Vietnam — 0.9%

Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	$2,233,413

Total Vietnam			$2,233,413

Total Foreign Government Bonds
(identified cost $84,730,126)			$86,093,176

Collateralized Mortgage Obligations — 0.6%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$397,354	$422,470
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		980,607	1,101,131

Total Collateralized Mortgage Obligations
(identified cost $1,432,356)			$1,523,601

Mortgage Pass-Throughs — 5.1%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
2.474%, with maturity at 2035(6)		$1,474,189	$1,538,549
4.221%, with maturity at 2035(6)		1,447,567	1,574,681
6.50%, with various maturities to 2036		3,013,051	3,510,682
7.00%, with maturity at 2033		1,079,128	1,282,868
7.50%, with maturity at 2035		574,475	698,472
8.50%, with maturity at 2032		511,921	624,597

			$9,229,849

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,421,784	$1,704,263
8.00%, with maturity at 2016		454,980	488,359
9.00%, with various maturities to 2024		1,016,836	1,219,513

			$3,412,135

Total Mortgage Pass-Throughs
(identified cost $11,718,622)			$12,641,984

Precious Metals — 6.9%

Description		Troy Ounces	Value

Gold(7)		6,349	$10,578,211
Platinum(7)		4,250	6,660,698

Total Precious Metals
(identified cost $17,123,704)			$17,238,909

Short-Term Investments — 52.2%

Foreign Government Securities — 28.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 2.4%

Bank of Georgia Promissory Note, 4.00%, 9/20/12(3)	AZN	866	$1,110,684
Bank of Georgia Promissory Note, 13.00%, 6/4/12(3)	GEL	3,254	2,003,300
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	670	409,037
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	170,268
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,747,119
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	980	563,895

Total Georgia			$6,004,303

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Hong Kong — 2.1%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	40,000	$5,155,493

Total Hong Kong			$5,155,493

Malaysia — 3.9%

Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	18,621	$6,111,772
Bank Negara Monetary Note, 0.00%, 10/9/12	MYR	10,559	3,446,705

Total Malaysia			$9,558,477

Mauritius — 0.7%

Mauritius Treasury Bill, 0.00%, 7/13/12	MUR	53,500	$1,828,429

Total Mauritius			$1,828,429

Nigeria — 2.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	72,000	$431,080
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	169,000	1,005,687
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	32,000	187,113
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	77,340	442,369
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	228,300	1,289,725
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	168,070	943,382
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	101,012	561,308

Total Nigeria			$4,860,664

Philippines — 1.6%

Philippines Treasury Bill, 0.00%, 8/8/12	PHP	164,660	$3,877,113

Total Philippines			$3,877,113

Romania — 1.5%

Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	$1,936,188
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,777,269

Total Romania			$3,713,457

South Korea — 3.7%

Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	7,648,730	$6,706,978
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,470,864

Total South Korea			$9,177,842

Sri Lanka — 3.4%

Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	376,650	$2,870,043
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	261,293
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	128,604
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	425,110	3,154,165
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	59,657
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	45,600	333,129
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,756,977

Total Sri Lanka			$8,563,868

Thailand — 3.5%

Bank of Thailand, 0.00%, 5/3/12	THB	108,385	$3,524,845
Bank of Thailand, 0.00%, 5/24/12	THB	49,113	1,594,506
Bank of Thailand, 0.00%, 8/3/12	THB	109,220	3,526,936

Total Thailand			$8,646,287

Uruguay — 3.0%

Monetary Regulation Bill, 0.00%, 5/18/12	UYU	32,000	$1,614,062
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	4,630	228,919
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,599,833
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	497,412
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	2,461,104

Total Uruguay			$7,401,330

Vietnam — 0.9%

Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500	$2,189,495

Total Vietnam			$2,189,495

Total Foreign Government Securities
(identified cost $72,468,950)			$70,976,758

U.S. Treasury Obligations — 0.8%

		Principal
		Amount
Security		(000s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12		$2,000	$1,999,920

Total U.S. Treasury Obligations
(identified cost $1,999,936)			$1,999,920

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 22.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(8)	$56,296	$56,295,672

Total Other
(identified cost $56,295,672)		$56,295,672

Total Short-Term Investments
(identified cost $130,764,558)		$129,272,350

Total Investments — 99.6%
(identified cost $245,769,366)		$246,770,020

Other Assets, Less Liabilities — 0.4%		$881,235

Net Assets — 100.0%		$247,651,255

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
AZN	- Azerbaijani Manat
BAM	- Bosnian Convertible Marka
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DKK	- Danish Krone
DOP	- Dominican Peso
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MUR	- Mauritian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PEN	- Peruvian New Sol
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- New Turkish Lira
UYU	- Uruguayan Peso
VND	- Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $6,984,382 or 2.8% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(7)	Non-income producing.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $172,349,990)	$173,235,439
Affiliated investment, at value (identified cost, $56,295,672)	56,295,672
Precious metals, at value (identified cost, $17,123,704)	17,238,909

Total Investments, at value (identified cost, $245,769,366)	$246,770,020

Cash	$513,966
Restricted cash*	253,695
Foreign currency, at value (identified cost, $1,520,595)	1,522,127
Interest receivable	2,195,200
Interest receivable from affiliated investment	3,889
Receivable for open forward foreign currency exchange contracts	605,974
Receivable for closed forward foreign currency exchange contracts	200,826
Receivable for open swap contracts	36,881
Receivable for closed swap contracts	28,333
Receivable for closed options	43,802
Premium paid on open swap contracts	45,894
Tax reclaims receivable	2,733

Total assets	$252,223,340

Liabilities

Payable for investments purchased	$3,534,432
Payable for variation margin on open financial futures contracts	4,313
Payable for open forward foreign currency exchange contracts	751,097
Payable for closed forward foreign currency exchange contracts	24,756
Payable to affiliates:
Investment adviser fee	125,121
Trustees’ fees	755
Accrued expenses	131,611

Total liabilities	$4,572,085

Net Assets applicable to investors’ interest in Portfolio	$247,651,255

Sources of Net Assets

Investors’ capital	$246,782,671
Net unrealized appreciation	868,584

Total	$247,651,255

*	Represents restricted cash on deposit at the custodian for open financial contracts.

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $206,869)	$4,706,605
Interest allocated from affiliated investment	17,843
Expenses allocated from affiliated investment	(2,959)

Total investment income	$4,721,489

Expenses

Investment adviser fee	$698,260
Trustees’ fees and expenses	4,726
Custodian fee	206,491
Legal and accounting services	59,066
Miscellaneous	7,201

Total expenses	$975,744

Deduct —
Reduction of custodian fee	$25

Total expense reductions	$25

Net expenses	$975,719

Net investment income	$3,745,770

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,439,395)
Investment transactions allocated from affiliated investment	312
Financial futures contracts	(228,840)
Swap contracts	201,661
Foreign currency and forward foreign currency exchange contract transactions	2,185,690

Net realized loss	$(280,572)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $432,610 from precious metals)	$(981,853)
Financial futures contracts	(13,640)
Swap contracts	(238,193)
Foreign currency and forward foreign currency exchange contracts	42,770

Net change in unrealized appreciation (depreciation)	$(1,190,916)

Net realized and unrealized loss	$(1,471,488)

Net increase in net assets from operations	$2,274,282

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$3,745,770	$5,290,442
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(280,572)	7,529,517
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,190,916)	(6,091,788)

Net increase in net assets from operations	$2,274,282	$6,728,171

Capital transactions —
Contributions	$41,898,805	$35,325,507
Withdrawals	(3,177,713)	(4,103,246)

Net increase in net assets from capital transactions	$38,721,092	$31,222,261

Net increase in net assets	$40,995,374	$37,950,432

Net Assets

At beginning of period	$206,655,881	$168,705,449

At end of period	$247,651,255	$206,655,881

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended,
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.88	%(3)	0.92%	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	3.35	%(3)	2.81%	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	19	%(4)	31%	45%	28%	14%	2	%(4)

Total Return	1.05	%(4)	4.05%	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$247,651		$206,656	$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 20.8%, 13.4% and 65.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $17,724,692 or 7.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in

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accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase

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agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $698,260 or 0.625% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$49,553,354	$19,002,451
U.S. Government and Agency Securities	—	1,291,052

	$49,553,354	$20,293,503

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$246,551,707

Gross unrealized appreciation	$4,360,034
Gross unrealized depreciation	(4,141,721)

Net unrealized appreciation	$218,313

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

5/14/12	Euro 757,358	United States Dollar 1,000,278	Deutsche Bank	$(2,278)
5/14/12	Euro 16,407,613	United States Dollar 21,512,022	State Street Bank and Trust Co.	(207,644)

				$(209,922)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/3/12	Croatian Kuna 27,753,268	Euro 3,682,270	Deutsche Bank	$26,022
5/14/12	Euro 286,036	United States Dollar 376,814	Bank of America	1,828
5/14/12	Indian Rupee 209,360,000	United States Dollar 4,081,625	Barclays Bank PLC	(117,095)
5/14/12	Indian Rupee 231,400,000	United States Dollar 4,510,431	Credit Suisse	(128,543)
5/14/12	Indian Rupee 103,360,000	United States Dollar 2,016,387	HSBC Bank USA	(59,118)
5/16/12	Polish Zloty 16,872,408	Euro 4,033,679	Citibank NA	4,103
5/16/12	Singapore Dollar 12,290,244	United States Dollar 9,781,644	Australia & New Zealand Banking Corp.	149,997
6/11/12	Ghanaian Cedi 3,083,000	United States Dollar 1,800,818	Standard Bank	(162,177)
6/15/12	Yuan Renminbi 23,500,000	United States Dollar 3,705,748	Barclays Bank PLC	16,414
6/15/12	Yuan Renminbi 18,060,000	United States Dollar 2,852,179	Citibank NA	8,341
6/15/12	Yuan Renminbi 23,970,000	United States Dollar 3,789,723	Goldman Sachs International	6,881
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs International	9,827
6/25/12	Norwegian Krone 52,604,281	Euro 6,955,923	Citibank NA	(36,905)
6/25/12	Philippine Peso 191,390,000	United States Dollar 4,432,273	Citibank NA	97,538
6/25/12	Swedish Krona 45,417,923	Euro 5,121,032	Standard Chartered Bank	(37,337)
6/26/12	Zambian Kwacha 2,882,143,128	United States Dollar 533,730	Standard Bank	9,096

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/10/12	British Pound Sterling 400,100	United States Dollar 634,965	JPMorgan Chase Bank	$14,087
7/25/12	Ugandan Shilling 408,500,000	United States Dollar 125,276	Standard Chartered Bank	30,292
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	32,180
8/16/12	Moroccan Dirham 13,584,422	Euro 1,199,243	Standard Chartered Bank	7,235
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	26,079
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	29,426
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	31,930
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	20,866
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	83,832

				$64,799

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	47 U.S. 5-Year Treasury Note	Short	$(5,797,891)	$(5,818,454)	$(20,563)
6/12	14 U.S. 10-Year Treasury Note	Short	(1,839,250)	(1,851,937)	(12,688)
6/12	7 U.S. 30-Year Treasury Bond	Short	(996,680)	(1,000,125)	(3,445)

					$(36,696)

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Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront
		Amount	Annual		Termination	Market	Payments	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Paid	Appreciation

Citigroup, Inc.	Bank of America	$420	1.00	%(1)	9/20/20	$41,388	$(22,296)	$19,092
Citigroup, Inc.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	41,387	(23,598)	17,789

						$82,775	$(45,894)	$36,881

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the amount of derivatives with credit-related contingent features in a net liability position was $775,853. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $253,695 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $843,681 with the highest amount from any one counterparty being $217,240. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $339,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Exchange	Rate

Receivable for open forward foreign currency exchange contracts	$—	$605,974	$—
Receivable for open swap contracts; Premium paid on open swap contracts	82,775	—	—

Total Asset Derivatives	$82,775	$605,974	$—

Net unrealized appreciation*	$—	$—	$(36,696)
Payable for open forward foreign currency exchange contracts	—	(751,097)	—

Total Liability Derivatives	$—	$(751,097)	$(36,696)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Exchange	Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$(228,840)
Swap contracts	124,649	—	77,012
Foreign currency and forward foreign currency exchange contract transactions	—	1,907,174	—

Total	$124,649	$1,907,174	$(151,828)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(13,640)
Swap contracts	(106,537)	—	(131,656)
Foreign currency and forward foreign currency exchange contracts	—	183,624	—

Total	$(106,537)	$183,624	$(145,296)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $5,929,000, $117,007,000 and $4,468,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

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April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$86,093,176	$—	$86,093,176
Collateralized Mortgage Obligations	—	1,523,601	—	1,523,601
Mortgage Pass-Throughs	—	12,641,984	—	12,641,984
Precious Metals	17,238,909	—	—	17,238,909
Short-Term Investments —
Foreign Government Securities	—	70,976,758	—	70,976,758
U.S. Treasury Obligations	—	1,999,920	—	1,999,920
Other	—	56,295,672	—	56,295,672

Total Investments	$17,238,909	$229,531,111	$—	$246,770,020

Forward Foreign Currency Exchange Contracts	$—	$605,974	$—	$605,974
Swap Contracts	—	82,775	—	82,775

Total	$17,238,909	$230,219,860	$—	$247,458,769

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(751,097)	$—	$(751,097)
Futures Contracts	(36,696)	—	—	(36,696)

Total	$(36,696)	$(751,097)	$—	$(787,793)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (formerly Eaton Vance International Multi-Market Local Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Portfolio’s use of leverage. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of International Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance
Diversified Currency Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/12	INTLISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 13, 2012

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date: June 13, 2012